EXCHANGEABLE NOTES - Net carrying amount of notes (Details) - Exchangeable senior notes due 2030 $ in Thousands	Dec. 31, 2025 USD ($)
LOANS
Principal	$ 600,000
Less: unamortized debt issuance costs	15,632
Net carrying amount	$ 584,368